Directors' and key management remuneration - Summary of aggregate compensation representing the expense recognised under IFRS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Directors And Key Management Remuneration [Abstract]
Short-term employee benefits and costs	$ 21,685	$ 22,075	$ 23,978
Post-employment benefits	369	477	629
Employment termination benefits	2,789	310	69
Share-based payments	34,954	17,632	14,916
Total	$ 59,797	$ 40,494	$ 39,592